Initial Public Offering (Details) - COLOMBIER ACQUISITION CORP. II [Member] - $ / shares		3 Months Ended	12 Months Ended
	Nov. 24, 2023	Dec. 31, 2023	Dec. 31, 2024
Initial Public Offering [Line Items]
Sale of stock units		5,000,000
Number of shares issued per unit	1
Ordinary share price (in Dollars per share)			$ 1
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit			1
Purchase of each warrant			1
Ordinary share price (in Dollars per share)	$ 0.137
Warrants and rights exercisable term			30 days
Term of warrants			5 years
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Ordinary share price (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Ordinary share price (in Dollars per share)			$ 11.5
IPO [Member]
Initial Public Offering [Line Items]
Sale of stock units			17,000,000
Number of shares issued per unit			1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of stock units			2,000,000
Purchase price (in Dollars per share)			$ 10